SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Prepayments	$ 5,168,362	$ 6,292,489
Flooring [member]
IfrsStatementLineItems [Line Items]
Prepayments	4,800,000	3,500,000
Logs [member]
IfrsStatementLineItems [Line Items]
Prepayments	100,000	300,000
Provision for impairment of prepayments	17,794
Harvesting [member]
IfrsStatementLineItems [Line Items]
Provision for impairment of prepayments		624,423
Inventory recognised as of acquisition date		400,000
Harvesting [member] | Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Prepayments		1,700,000
Provision for impairment of prepayments	1,800,000	$ 35,465
Others [member]
IfrsStatementLineItems [Line Items]
Provision for impairment of prepayments	$ 230,485